Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
30.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Fair values
	As of December 31,
	2024	2023
	US$	US$
Financial assets
Financial assets at fair value through profit or loss	164,620	79,607

Management has assessed that the fair values of cash and bank balances, restricted cash, accounts receivable, financial assets included in prepayments, deposits and other receivables, amount due from immediate holding company, other assets, accounts payable, financial liabilities included in other payables and accruals and bank borrowings, approximate to their carrying amounts largely due to the short term maturities of these instruments or repayable on demand, or that they are interest-bearing at market rates.

The Group’s finance department headed by the finance director is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, finance department analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

As of December 31, 2023 and 2024, the fair values of listed equity investments were based on quoted market prices.

The valuation methodologies for material unlisted equity securities and movie income right investments are set out in Note 3 to the consolidated financial statements.

The fair value of the derivative financial asset in relation the Agreements was estimated using the MCS and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable.

The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty.

The Group classifies the fair value of derivative financial asset as Level 3. The management believed that the estimated fair values resulting from the valuation technique were reasonable.

There is no change in valuation technique and basis of significant unobservable input on Level 3 financial assets and derivative financial asset as of December 31, 2023 and 2024.

Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2023 and 2024:

	Valuation technique	Significant unobservable input	Range or estimate
Unlisted equity investment	Multiple/ EVA	Equity volatility	69.60%
Movie income right investments	Income approach	Discount rate	10.40%-12.59%

Fair Value Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
As of December 31, 2023
Financial assets at fair value through profit or loss	72,053	1,813	5,741	79,607

As of December 31, 2024
Financial assets at fair value through profit or loss	149,849	8,908	5,863	164,620

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2024	2023
	US$	US$
Unlisted equity shares at fair value through profit or loss:
At January 1,	5,741	80,528
Disposal	—	(25,539)
Transfer	—	4,118
Derecognition upon acquisition of subsidiaries	—	(66,190)
Total gains in profit or loss	—	12,804
Exchange realignment	122	20

At December 31,	5,863	5,741

For the year ended December 31,
2023
US$
Derivative financial assets in relation to the Agreement:
At January 1,	167,388
Net fair value gains recognized in profit or loss	34,234
Settlement	(201,411)
Exchange realignment	(211)
At December 31,	—